CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Revenues:
Direct financing leases	¥ 54,356		¥ 50,934		¥ 51,211
Operating leases	300,665		287,202		269,793
Interest on loans and investment securities	155,963		147,888		169,932
Brokerage commissions and net gains on investment securities	34,814		29,337		19,579
Life insurance premiums and related investment income	138,726		128,211		118,203
Real estate sales	38,804		61,029		54,741
Gains on sales of real estate under operating leases	5,800		2,215		5,103
Other operating revenues	336,510		264,005		252,444
Total revenues	1,065,638		970,821		941,006
Expenses:
Interest expense	101,275		110,334		122,128
Costs of operating leases	197,484		184,156		179,792
Life insurance costs	98,599		93,421		89,382
Costs of real estate sales	39,430		59,534		58,930
Other operating expenses	200,146		152,827		147,049
Selling, general and administrative expenses	225,647		195,477		202,046
Provision for doubtful receivables and probable loan losses	10,016		19,186		31,065
Write-downs of long-lived assets	19,117		15,167		17,400
Write-downs of securities	22,838		16,470		21,747
Foreign currency transaction loss (gain), net	488		(218)		(160)
Total expenses	915,040		846,354		869,379
Operating Income	150,598		124,467		71,627
Equity in Net Income of Affiliates	14,037		1,972		16,806
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	7,883		3,317		1,199
Income before Income Taxes and Discontinued Operations	172,518	[1]	129,756	[1]	89,632	[1]
Provision for Income Taxes	53,656		45,475		24,673
Income from Continuing Operations	118,862		84,281		64,959
Discontinued Operations:
Income (Loss) from discontinued operations, net	(125)	[2]	(466)	[2]	13,924	[2]
Provision for income taxes	321		2,086		(7,530)
Discontinued operations, net of applicable tax effect	196		1,620		6,394
Net Income	119,058		85,901		71,353
Net Income (Loss) Attributable to the Noncontrolling Interests	3,164		(332)		2,373
Net Income Attributable to the Redeemable Noncontrolling Interests	3,985		2,724		2,959
Net Income Attributable to ORIX Corporation Shareholders	111,909		83,509		66,021
Income attributable to ORIX Corporation shareholders:
Income from continuing operations	112,116		81,154		59,567
Discontinued operations	(207)		2,355		6,454
Net Income Attributable to ORIX Corporation Shareholders	¥ 111,909		¥ 83,509		¥ 66,021
Basic:
Income from continuing operations	¥ 103.06		¥ 75.49		¥ 55.42
Discontinued operations	¥ (0.19)		¥ 2.19		¥ 6.00
Net income attributable to ORIX Corporation shareholders	¥ 102.87		¥ 77.68		¥ 61.42
Diluted:
Income from continuing operations	¥ 87.53		¥ 63.25		¥ 46.94
Discontinued operations	¥ (0.16)		¥ 1.78		¥ 4.89
Net income attributable to ORIX Corporation shareholders	¥ 87.37		¥ 65.03		¥ 51.83
Cash Dividends	¥ 9.00		¥ 8.00		¥ 7.50

[1]	Results of discontinued operations (pre-tax) are included in each amount attributed to each geographic area.
[2]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥14,393 million, ¥4,170 million and ¥6,805 million in fiscal 2011, 2012 and 2013, respectively.